Pension and Other Postretirement Benefit Plans Defined Contribution Plans (Details) - Computer Sciences GS Business $ in Thousands			12 Months Ended
	Jan. 01, 2014	Dec. 31, 2013	Apr. 03, 2015 USD ($) plan	Mar. 28, 2014 USD ($)	Mar. 29, 2013 USD ($)
Defined Contribution Plan Disclosure [Line Items]
Eligibility period for matching contributions following separation		30 days
Vesting period	1 year	5 years
Matching contributions | $			$ 24,300	$ 26,198	$ 34,143
Number of deferred compensation plans | plan			2
Deferred compensation liability | $			$ 33,447	35,488
Deferred compensation expense | $			$ 2,223	$ 2,009	$ 2,081
Other Postretirement Benefit Plan | Executive Officer
Defined Contribution Plan Disclosure [Line Items]
Number of deferred compensation plans | plan			1
Maximum deferral percentage			100.00%
Other Postretirement Benefit Plan | Director
Defined Contribution Plan Disclosure [Line Items]
Number of deferred compensation plans | plan			1